SCHEDULE OF STOCK OPTIONS (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Number of options, outstanding, beginning balance	565,000,000	562,500,000	560,000,000
Weighted average exercise price, outstanding, beginning balance	$ 0.019	$ 0.0172	$ 0.0210
Number of options, granted	2,500,000	2,500,000	2,500,000
Weighted average exercise price, granted	$ 0.018	$ 0.0395	$ 0.0036
Number of options, expired/cancelled
Weighted average exercise price, expired/cancelled
Number of options, outstanding, ending balance	567,500,000	565,000,000	562,500,000
Weighted average exercise price, outstanding, ending balance	$ 0.019	$ 0.019	$ 0.0172
Number of options, exercisable, ending balance	507,430,540	466,626,419	431,051,538
Weighted average exercise price, exercisable, ending balance	$ 0.019	$ 0.0206	$ 0.0204
Weighted average grant date per share fair value, outstanding, beginning balance	0.005
Weighted average grant date per share fair value, granted	0.018
Weighted average grant date per share fair value, canceled/expired
Number of options, exercised
Weighted average exercise price, exercised
Weighted average grant date per share fair value, exercised
Weighted average grant date per share fair value, outstanding, ending balance	$ 0.005	$ 0.005